Plan Description (Details) - Trustmark 401(k) Plan [Member]		12 Months Ended
		Dec. 31, 2025 USD ($) Age	Dec. 31, 2024 USD ($)
Plan Description [Abstract]
Plan agreement description		true
Employment period required for eligibility for participation in elective deferrals in the Plan		1 month
Deferral rate		3.00%
Deferral rate, automatically annual increase		1.00%
Maximum percent of eligible compensation each period participants may elect to contribute		75.00%
Minimum age participants will be eligible to make catch-up contributions (in Age) | Age		50
Employment period required for eligibility for receive the safe harbor matching contribution		1 month
Eligible participant contributions, matched employer rate		100.00%
Maximum percent of eligible participant contributions that are matched by employer at a rate of 100%		6.00%
Company contributions (in Dollars)		$ 10,511,338	$ 10,700,550
Minimum amount participants may borrow from their vested account balance (in Dollars)		1,000
Maximum amount participants may borrow from their vested account balance (in Dollars)		$ 50,000
Maximum percentage of vested account balance that participants may borrow		50.00%
Notes receivable from participants, repayment term		5 years
Discretionary Contributions [Member]
Plan Description [Abstract]
Company contributions (in Dollars)		$ 0	$ 0
Notes Receivable Used to Purchase Primary Residence [Member]
Plan Description [Abstract]
Notes receivable from participants, repayment term		5 years
Maximum [Member]
Plan Description [Abstract]
Deferral rate		6.00%
Notes receivable from participants, interest rate	[1]	9.50%
Notes receivable from participants, maturity date		May 31, 2040
Minimum [Member]
Plan Description [Abstract]
Notes receivable from participants, interest rate	[1]	4.25%
Notes receivable from participants, maturity date		Jan. 01, 2026

[1]	Denotes party-in-interest.